Maturity [Member] Average Annual Total Returns	12 Months Ended	32 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	3.38%
S&P AMT-Free Municipal Series Callable-Adjusted 2029 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.56%	2.57%
iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	3.05%
Performance Inception Date		May 09, 2023
iShares iBonds Dec 2029 Term Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	3.05%
iShares iBonds Dec 2029 Term Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.75%	2.91%